Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Patents	$ 296	$ 296